COMMITMENTS - Agreements to Purchase Intellectual Property (Details)	Jun. 30, 2014 USD ($)	Aug. 11, 2010 USD ($) item	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Oct. 31, 2019 shares	Oct. 17, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 30, 2015 USD ($)
Commercialization rights
Commitments
Commercialization rights at fair value						$ 11,800,000
Australian Asset Purchase Agreement
Commitments
Number of therapeutic candidates | item		3
Upfront initial payment per agreement		$ 500,000
Aggregate payments made			$ 1,500,000
Australian Asset Purchase Agreement | Minimum
Commitments
Percentage of revenues to be paid in the future		7.00%
Australian Asset Purchase Agreement | Maximum
Commitments
Percentage of revenues to be paid in the future		20.00%
German Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement	$ 1,000,000
German Publicly Traded Company Arrangement | Maximum
Commitments
Royalties percentage	30.00%
U.S. Private Company Arrangement
Commitments
Milestones to be paid								$ 2,000,000
Non-current liability			750,000	$ 750,000			$ 500,000
Aggregate payments made			$ 3,000,000					1,500,000
Cosmo Pharmaceuticals N.V. Strategic Collaboration | Cosmo Pharmaceuticals N.V.
Commitments
Investment in strategic collaboration						36,300,000
Cosmo Pharmaceuticals N.V. Strategic Collaboration | Maximum
Commitments
Commitments in relation to joint ventures						$ 100,000,000
Revenue Milestone | U.S. Private Company Arrangement | Maximum
Commitments
Milestones to be paid								$ 2,000,000
Ordinary share | Cosmo Pharmaceuticals N.V. Strategic Collaboration | Cosmo Pharmaceuticals N.V.
Commitments
Number of shares issued | shares						5,185,715
Ordinary share | Cosmo Pharmaceuticals N.V. Strategic Collaboration | Cosmo Technologies Ltd.
Commitments
Number of shares issued | shares						1,714,286
Ordinary share | ADS
Commitments
Number of shares issued | shares			12,522,245
Ordinary share | ADS | Cosmo Pharmaceuticals N.V.
Commitments
Number of shares issued | shares					5,185,715
Ordinary share | ADS | Cosmo Technologies Ltd.
Commitments
Number of shares issued | shares					1,714,286